Earnings Per Share - Additional information (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Shares excluded from the computation of diluted net income per share attributable to common stockholders (in shares)	1,150,860	0	0	0